Leases, (Details) - GBP (£)	Sep. 30, 2022	Jul. 13, 2022	Dec. 31, 2021
Leases [Abstract]
Lease liabilities	£ 2,472,000	£ 5,483,000
Contingent liability			£ 1,122,000
Initial right-of-use asset	£ 2,472,000